Consolidated Statements of Profit or Loss and Comprehensive Loss (Parentheticals) - $ / shares	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Profit or loss [abstract]
Diluted from continuing operations	$ (0.44)	$ (0.62)	$ (0.20)
Diluted from discontinued operations	(0.31)	(0.17)	(0.25)
Diluted owners of the Company	$ (0.75)	$ (0.79)	$ (0.45)
Weighted average number of shares diluted (in Shares)	26,990,679	18,299,309	11,650,205